Financial Expenses and Income - Summary of Analysis of Financial Income and Expenses (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 06, 2016
Disclosure of detailed information about finance income expense [Line Items]
Decrease in share price, percentage				48.00%
Impairment loss on financial assets Alnylam			€ 457
Interest Rate and Currency Derivatives Used to Hedge Debt [member]
Disclosure of detailed information about finance income expense [Line Items]
Gain on derivatives used to manage debt	€ 75	€ 20	50
Gain on derivatives used to manage cash and cash equivalents	€ 51	€ 33	€ 17